Retirement Benefit Plans - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) section director	Dec. 31, 2021 GBP (£) director	Dec. 31, 2020 GBP (£)	Mar. 31, 2021	May 31, 2020	Aug. 31, 2019 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Defined contribution expense	£ 60	£ 64	£ 66
Number of legally segregated sections | section	7
Percentage of employee covered defined benefit pension schemes	10.00%	11.00%
Number of directors selected | director	6	5
Number of directors nominated | director	4	5
Actuarial valuation deficit						£ 183
Percentage of the SMA section pensioner liabilities insured					100.00%
Percentage of the SPI section pensioner liabilities insured					50.00%
Contribution to scheme based on agreement	£ 218	£ 241
Period over which the spot rate remain constant	50 years
Percentage of pension pay increase	3.00%	3.20%	2.90%				1.00%
Percentage improvements in membership profile retirement benefits plan	0.25%
Improvements to life expectancy of female employees	1.25%
Improvements to life expectancy of male employees	1.25%
Weight percentage applied in data model	10.00%
Average duration of defined benefit obligation	14.2 years	18.3 years
Minimum
Disclosure of defined benefit plans [line items]
Forward curve term	30 years
Maximum
Disclosure of defined benefit plans [line items]
Forward curve term	50 years
General price inflation
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible increase in actuarial assumption	0.50%	0.25%
Deficit Repair Contributions
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement	£ 178	£ 194
Equity collar
Disclosure of defined benefit plans [line items]
Gross notional value	3	1,259
Currency futures
Disclosure of defined benefit plans [line items]
Gross notional value	£ 985	£ 2,296
Longevity swap
Disclosure of defined benefit plans [line items]
Percentage of pensioner liabilities covered by longevity swap				85.00%
Santander CF Trustee Limited
Disclosure of defined benefit plans [line items]
Number of trustee directors | director	10